Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Autohome Inc.	¥ 3,199,966	$ 459,646	¥ 2,871,015	¥ 2,001,619
Denominator:
Basic earnings per share | (per share)	¥ 26.99	$ 3.88	¥ 24.40	¥ 17.20
Weighted average ordinary shares outstanding	118,582,096	118,582,096	117,671,971	116,379,846
Numerator:
Net income attributable to Autohome Inc.	¥ 3,199,966	$ 459,646	¥ 2,871,015	¥ 2,001,619
Denominator:
Weighted average ordinary shares outstanding	118,582,096	118,582,096	117,671,971	116,379,846
Weighted average number of shares outstanding-diluted	119,515,247	119,515,247	119,235,379	118,058,856
Dilutive effect of share-based awards	933,151	933,151	1,563,408	1,679,010
Diluted earnings per share | (per share)	¥ 26.77	$ 3.85	¥ 24.08	¥ 16.95